Financial Instruments (Details 1) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term receivables [Member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	$ 930,001	$ 1,790,400
Financial assets mandatorily Measured at Fair Value Through Profit or Loss [Member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	1,709,531	0
Financial assets at Fair Value Through Other Comprehensive Income [Member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	6,979,925
Financial assets at Fair Value Through Other Comprehensive Income [Member] | Level 1 [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	6,803,900
Financial assets at Fair Value Through Other Comprehensive Income [Member] | Level 3 [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	176,025
Financial assets held for trading [Member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	0	70,366
Available-for-sale financial assets [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	0	4,348,134
Available-for-sale financial assets [member] | Level 1 [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value		4,170,319
Available-for-sale financial assets [member] | Level 3 [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value		177,815
Financial liabilities at fair value through profit or loss [Member] | Financial liabilities held for trading [Member]
Disclosure of fair value measurement of liabilities [abstract]
Financial liabilities, at fair value	22,115	106,597
Financial liabilities at fair value through profit or loss [Member] | Financial liabilities held for trading [Member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [abstract]
Financial liabilities, at fair value	22,115	106,597
Financial assets at fair value through profit or loss [member] | Financial assets mandatorily Measured at Fair Value Through Profit or Loss [Member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	1,709,531
Financial assets at fair value through profit or loss [member] | Financial assets mandatorily Measured at Fair Value Through Profit or Loss [Member] | Level 2 [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	1,709,531
Financial assets at fair value through profit or loss [member] | Financial assets held for trading [Member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value		70,366
Financial assets at fair value through profit or loss [member] | Financial assets held for trading [Member] | Level 2 [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value		70,366
Loans and receivables [member] | Long-term receivables [Member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value		1,790,400
Loans and receivables [member] | Long-term receivables [Member] | Level 2 [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value		1,790,400
Financial assets at amortised cost [member] | Long-term receivables [Member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	930,001	$ 0
Financial assets at amortised cost [member] | Long-term receivables [Member] | Level 2 [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets, at fair value	$ 930,001